Other Income, Net (Details) - Schedule of other income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income, Net (Details) - Schedule of other income [Line Items]
Other income, net	$ 219,530	$ 512,412	$ 213,965
Government grant [Member]
Other Income, Net (Details) - Schedule of other income [Line Items]
Other income, net	194,001	169,827	220,245
Inspection and certification reimbursement [Member]
Other Income, Net (Details) - Schedule of other income [Line Items]
Other income, net		328,589
Sampling reimbursement [Member]
Other Income, Net (Details) - Schedule of other income [Line Items]
Other income, net		26,462
Exchange gains (losses) [Member]
Other Income, Net (Details) - Schedule of other income [Line Items]
Other income, net	31,749	3,686	(5,481)
Bank charges [Member]
Other Income, Net (Details) - Schedule of other income [Line Items]
Other income, net	(11,397)	(11,906)	(11,156)
Miscellaneous income [Member]
Other Income, Net (Details) - Schedule of other income [Line Items]
Other income, net	10,762	10,019	15,003
Miscellaneous expenses [Member]
Other Income, Net (Details) - Schedule of other income [Line Items]
Other income, net	$ (5,585)	$ (14,265)	$ (4,646)